SCHEDULE OF FUTURE OPERATING LEASE PAYMENTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Operating Lease Liabilities And Right Of Use Assets
2025	$ 807,609
2026	337,377
2027	155,310
2028	94,621
Total minimum lease payments	1,394,917
Less: present value discount	(72,007)
Present value of minimum lease payments	$ 1,322,910	$ 661,681